Organization and Significant Accounting Policies - Basic and Dilutive Common Shares Outstanding Used in Determining Net Income Per Share (Details) - shares shares in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Basic common shares outstanding (in shares)	445.1	444.9	443.7
Dilutive effect of stock awards (in shares)	0.5	1.0	1.7
Diluted common shares outstanding (in shares)	445.6	445.9	445.4
Contingent Shares Not Expected To Vest
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential diluted common shares outstanding (in shares)	0.4	0.7	0.9